iShares
®
U.S. Transportation ETF
Schedule of Investments
(unaudited)
July 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  20 .7%
Air Transport Services Group, Inc.
(a)
............ 60,437 $ 975,453
CH Robinson Worldwide, Inc. ................ 139,121 12,388,725
Expeditors International of Washington, Inc. ....... 167,823 20,947,667
FedEx Corp. ............................ 120,664 36,470,694
Forward Air Corp. ........................ 37,471 950,265
GXO Logistics, Inc.
(a) (b)
..................... 141,908 7,944,010
Hub Group, Inc. , Class A .................... 73,445 3,435,023
United Parcel Service, Inc. , Class B ............ 438,150 57,121,615
140,233,452
a
Ground Transportation  —  63 .4%
ArcBest Corp. ........................... 27,874 3,513,518
Avis Budget Group, Inc. .................... 21,584 2,180,200
CSX Corp. ............................. 915,713 32,141,526
FTAI Infrastructure, Inc. ..................... 120,701 1,244,427
Heartland Express, Inc. ..................... 54,435 706,022
Hertz Global Holdings, Inc.
(a) (b)
................ 156,092 636,855
JB Hunt Transport Services, Inc. .............. 96,852 16,769,924
Knight-Swift Transportation Holdings, Inc. , Class A .. 192,013 10,451,268
Landstar System, Inc. ...................... 42,496 8,084,864
Lyft, Inc. , Class A
(a)
........................ 422,394 5,089,848
Marten Transport Ltd. ...................... 68,582 1,290,027
Norfolk Southern Corp. ..................... 129,498 32,317,521
Old Dominion Freight Line, Inc. ............... 157,041 33,006,877
RXO, Inc.
(a) (b)
............................ 139,777 4,432,329
Ryder System, Inc. ........................ 52,078 7,299,253
Saia, Inc.
(a) (b)
............................ 31,593 13,201,135
Schneider National, Inc. , Class B .............. 43,946 1,182,587
Uber Technologies, Inc.
(a)
................... 1,724,709 111,191,989
U-Haul Holding Co.
(a)
...................... 11,396 761,139
Union Pacific Corp. ....................... 503,591 124,251,007
Werner Enterprises, Inc. .................... 75,271 2,949,871
XPO, Inc.
(a) (b)
............................ 138,224 15,880,555
428,582,742
a
Marine Transportation  —  2 .2%
Genco Shipping & Trading Ltd. ................ 50,730 984,669
Kirby Corp.
(a)
............................ 69,268 8,511,652
Security Shares Value
a
Marine Transportation (continued)
Matson, Inc. ............................ 40,609 $ 5,389,220
14,885,541
a
Passenger Airlines  —  12 .9%
Alaska Air Group, Inc.
(a)
..................... 150,766 5,658,248
Allegiant Travel Co. ....................... 17,147 961,432
American Airlines Group, Inc.
(a) (b)
.............. 779,531 8,294,210
Delta Air Lines, Inc. ....................... 592,625 25,494,727
JetBlue Airways Corp.
(a) (b)
................... 403,731 2,587,916
Joby Aviation, Inc.
(a) (b)
...................... 446,468 2,669,879
SkyWest, Inc.
(a)
.......................... 47,856 3,825,608
Southwest Airlines Co. ..................... 711,052 19,155,741
Spirit Airlines, Inc.
(b)
....................... 129,972 391,216
Sun Country Airlines Holdings, Inc.
(a) (b)
........... 44,988 589,343
United Airlines Holdings, Inc.
(a)
................ 390,664 17,743,959
87,372,279
a
Total Long-Term Investments — 99.2%
(Cost: $ 789,237,810 ) ................................ 671,074,014
a
Short-Term Securities
Money Market Funds  —  4 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(c) (d) (e)
...................... 27,070,392 27,081,220
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(c) (d)
............................ 1,078,675 1,078,675
a
Total Short-Term Securities — 4.2%
(Cost: $ 28,152,907 ) ................................. 28,159,895
Total Investments — 103.4%
(Cost: $ 817,390,717 ) ................................ 699,233,909
Liabilities in Excess of Other Assets — ( 3 .4 ) % ............... (23,043,674)
Net Assets — 100.0% ................................. $ 676,190,235
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 12,352,113  $ 14,727,128
(a)
$ —  $ (1,098) $ 3,077  $ 27,081,220  27,070,392  $ 33,382
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 962,718  115,957
(a)
—  —  —  1,078,675  1,078,675  22,721  —
$ (1,098) $ 3,077
$ 28,159,895
$ 56,103  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
U.S. Transportation ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Select Sector Index ........................................................ 32 09/20/24 $ 4,152 $ 28,524
E-Mini S&P Consumer Discretionary Select Sector Index .......................................... 4 09/20/24 763 (330)
$ 28,194
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 671,074,014  $ —  $ —  $ 671,074,014
Short-Term Securities
Money Market Funds ...................................... 28,159,895  —  —  28,159,895
$ 699,233,909  $ —  $ —  $ 699,233,909
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 28,524  $ —  $ —  $ 28,524
Liabilities
Equity Contracts ........................................... (330) —  —  (330)
$ 28,194  $ —  $ —  $ 28,194
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.